                           AIM COUNSELOR SERIES TRUST

                   AIM Multi-Sector Fund - Institutional Class
                     Supplement dated April 21, 2006 to the
                       Prospectus dated December 20, 2005
               as supplemented January 17, 2006 and April 13, 2006

                 AIM Structured Core Fund - Institutional Class
                AIM Structured Growth Fund - Institutional Class
                 AIM Structured Value Fund - Institutional Class
                     Supplement dated April 21, 2006 to the
                         Prospectus dated March 31, 2006

                                AIM EQUITY FUNDS

               AIM Capital Development Fund - Institutional Class
                     AIM Charter Fund - Institutional Class
                  AIM Constellation Fund - Institutional Class
               AIM Diversified Dividend Fund - Institutional Class
              AIM Large Cap Basic Value Fund - Institutional Class
                 AIM Large Cap Growth Fund - Institutional Class
                     Supplement dated April 21, 2006 to the
                       Prospectus dated February 28, 2006
              as supplemented February 28, 2006 and April 17, 2006

                                 AIM FUNDS GROUP

                  AIM Basic Balanced Fund - Institutional Class
                   AIM Global Value Fund - Institutional Class
           AIM International Small Company Fund - Institutional Class
               AIM Mid Cap Basic Value Fund - Institutional Class
                 AIM Small Cap Equity Fund - Institutional Class
                     Supplement dated April 21, 2006 to the
                        Prospectus dated October 25, 2005
               as supplemented October 25, 2005, November 9, 2005,
                      November 14, 2005, December 7, 2005,
                       December 8, 2005 and April 17, 2006

                                AIM GROWTH SERIES

                   AIM Basic Value Fund - Institutional Class
             AIM Conservative Allocation Fund - Institutional Class
                  AIM Global Equity Fund - Institutional Class
                AIM Growth Allocation Fund - Institutional Class
                AIM Income Allocation Fund - Institutional Class
             AIM International Allocation Fund - Institutional Class
               AIM Mid Cap Core Equity Fund - Institutional Class
               AIM Moderate Allocation Fund - Institutional Class
            AIM Moderate Growth Allocation Fund - Institutional Class
        AIM Moderately Conservative Allocation Fund - Institutional Class
                 AIM Small Cap Growth Fund - Institutional Class
                     Supplement dated April 21, 2006 to the
                        Prospectus dated October 31, 2005
                        as supplemented December 8, 2005

                         AIM INTERNATIONAL MUTUAL FUNDS

               AIM International Growth Fund - Institutional Class
            AIM International Core Equity Fund - Institutional Class
                     Supplement dated April 21, 2006 to the
                      Prospectuses dated February 28, 2006

                              AIM INVESTMENT FUNDS

                      AIM China Fund - Institutional Class
               AIM Enhanced Short Bond Fund - Institutional Class
                AIM International Bond Fund - Institutional Class
                      AIM Japan Fund - Institutional Class
                     Supplement dated April 21, 2006 to the
                         Prospectus dated March 31, 2006

                AIM Developing Markets Fund - Institutional Class
                 AIM Trimark Endeavor Fund - Institutional Class
                     AIM Trimark Fund - Institutional Class
             AIM Trimark Small Companies Fund - Institutional Class
                     Supplement dated April 21, 2006 to the
                       Prospectus dated February 28, 2006
                         as supplemented March 24, 2006

                         AIM INVESTMENT SECURITIES FUNDS

                AIM Global Real Estate Fund - Institutional Class
                    AIM High Yield Fund - Institutional Class
                      AIM Income Fund - Institutional Class
             AIM Intermediate Government Fund - Institutional Class
            AIM Limited Maturity Treasury Fund - Institutional Class
                   AIM Money Market Fund - Institutional Class
                   AIM Real Estate Fund - Institutional Class
                 AIM Short Term Bond Fund - Institutional Class
                AIM Total Return Bond Fund - Institutional Class
                     Supplement dated April 21, 2006 to the
                        Prospectus dated October 25, 2005
               as supplemented December 8, 2005 and March 31, 2006

                                AIM SECTOR FUNDS

                      AIM Energy Fund - Institutional Class
                     Supplement dated April 21, 2006 to the
                        Prospectus dated January 31, 2006

                    AIM Technology Fund - Institutional Class
                     Supplement dated April 21, 2006 to the
                         Prospectus dated July 29, 2005
               as supplemented December 8, 2005 and April 13, 2006

                    AIM Utilities Fund - Institutional Class
                     Supplement dated April 21, 2006 to the
                        Prospectus dated October 25, 2005
               as supplemented December 8, 2005 and March 31, 2006

                                 AIM STOCK FUNDS

                     AIM Dynamics Fund - Institutional Class
                  AIM S&P 500 Index Fund - Institutional Class
                     Supplement dated April 21, 2006 to the
                        Prospectus dated October 25, 2005
              as supplemented November 14, 2005, December 8, 2005,
                       January 31, 2006 and April 17, 2006

                              AIM TAX-EXEMPT FUNDS

              AIM Tax-Free Intermediate Fund - Institutional Class
                     Supplement dated April 21, 2006 to the
                         Prospectus dated July 29, 2005
                        as supplemented December 8, 2005,
                      December 23, 2005 and March 31, 2006


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The following replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - REDEEMING SHARES - REDEMPTION FEE" in the prospectus:

     "You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

     AIM Asia Pacific Growth Fund
     AIM China Fund
     AIM Developing Markets Fund
     AIM European Growth Fund
     AIM European Small Company Fund
     AIM Floating Rate Fund
     AIM Global Aggressive Growth Fund
     AIM Global Equity Fund
     AIM Global Growth Fund
     AIM Global Real Estate Fund
     AIM Global Value Fund
     AIM High Yield Fund
     AIM International Allocation Fund
     AIM International Bond Fund
     AIM International Core Equity Fund
     AIM International Growth Fund
     AIM International Small Company Fund
     AIM Japan Fund
     AIM S&P 500 Index Fund
     AIM Trimark Fund"


                                       2